Securities (Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 10,207	$ 11,845
Gross Unrealized Gains	6	10
Gross Unrealized Losses	99	82
Fair Value	10,114	11,773
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,978	11,499
Gross Unrealized Gains	2
Gross Unrealized Losses	99	82
Fair Value	9,881	11,417
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	167	236
Gross Unrealized Gains	3	8
Gross Unrealized Losses
Fair Value	170	244
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	62	110
Gross Unrealized Gains	1	2
Gross Unrealized Losses
Fair Value	$ 63	$ 112